Income tax incurred and deferred: (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes [Abstract]
Disclosure of deferred taxes [text block]
The IT provision at December 31, 2017 and 2018 is as follows:

	December 31,
Deferred tax asset:	2017		2018

Deferred tax recoverable within the following 12 months	Ps	73,710	Ps	53,121
Deferred tax recoverable after 12 months		253,310		250,491
Recoverable asset tax

		327,020		303,612

Deferred tax liability :

Deferred tax payable after 12 months		(3,360,950)		(3,385,280)

Deferred tax liability - Net	Ps	(3,033,930)	Ps	(3,081,668)

Components of income tax expense [text block]
The IT provision at December 31, 2016, 2017 and 2018 is as follows:

Mexico:
	2016		2017		2018

Current IT	Ps	1,502,976	Ps	1,908,646	Ps	1,766,083
Deferred IT		(101,792)		(312,091)		13,116

IT provision	Ps	1,401,184	Ps	1,596,555	Ps	1,779,199

Aerostar :

IT deferred for the year ended December 31, 2018 and for the period from May 26 to December 31, 2017	Ps		Ps	28,678	Ps	33,879

Airplan :

Current IT	Ps		Ps	19,551	Ps	(20,098)
Deferred IT				(9,337)		2,981
IT Provision Airplan for the year ended
December 31, 2018 and for the period
October 19, to December 31, 2017	Ps		Ps	10,214	Ps	(17,117)

Total IT provision	Ps	1,401,184	Ps	1,635,447	Ps	1,795,961

Reconciliation of income tax rate [text block]
The reconciliation between the statutory and effective income tax rates is shown below:

	2016		2017		2018

Consolidated income before IT and joint venture equity method:	Ps	4,887,130	Ps	8,498,889	Ps	6,916,699
Plus (less):
Net (loss) income before taxes of Airplan and Aerostar				16,011		(297,179)
Net (loss) income before taxes of subsidiaries in Mexico not subject to IT		(56,415)		(62,327)		(89,685)

Income before provisions for income taxes		4,830,715		8,452,573		6,529,835

Statutory IT rate		30%		30%		30%

IT that would result from applying the IT rate to book profit before income taxes		1,449,214		2,535,772		1,958,951
Non-deductible items and other permanent differences		11,908		8,693		15,126
Gain on business combination				(2,108,760)
Goodwill impairment				1,415,729
Annual adjustment for tax inflation		(10,974)		(2,406)		12,101
Accounting disconnect inflation		(91,928)		(249,336)		(189,237)
Recognition of deferred income tax at the Huatulco Airport (1)		44,020
Recognition for the year in Aerostar (2)				28,678		33,879
Recognition for the year in Airplan (2)				10,214		(17,117)
Other non-taxable earnings		(1,056)		(3,137)		(17,742)

IT provision	Ps	1,401,184	Ps	1,635,447	Ps	1,795,961

Effective IT rate		29%		19%		28%

(1)
Based on the tax projections at December 31, 2017, the Huatulco Airport is expected to pay income tax in the future. Accordingly, the Company decided to recognize deferred income tax.  This recognition increased the effective rate by 3%.

(2)	As of June 1, 2018, Aerostar consolidates into the Company and as of October 19, 2017, Airplan consolidates financially into the Company.

Schedule of temporary difference investments subsidiaries recognized deferred income tax [text block]
Temporary difference related to investments in subsidiaries for which no liabilities have been recognized for deferred income tax:

Undistributed utilities	Ps	3,089,012
Tax rate		30%

Deferred income tax liabilities unrecognized with the previous temporary differences	Ps	926,704

Disclosure of detailed information about of changes in deferred tax asset and liability [text block]
The net movements of the deferred tax asset and liability for the year are as follows:

	Provision
	for loan				Recoverable		Foreign
	portfolio		Concessioned		asset		currency
	impairment		assets		tax		translarion		Other		Total

Balances at January 1, 2016	Ps	(31,576)	Ps	1,766,981	Ps	(186,875)	Ps		Ps	(24,808)	Ps	1,523,722

Recovery of asset tax						34,090						34,090
Tax charged or credited in the statement of income		(2,354)		(94,340)						(5,098)		(101,792)

		(2,354)		(94,340)		34,090				(5,098)		(67,702)

Balances at December 31, 2016		(33,930)		1,672,641		(152,785)				(29,906)		1,456,020

Recovery of asset tax						152,785						152,785
Initial recognition of Aerostar				203,512								203,512
Initial valuation in Aerostar investment				605,382								605,382
Net assets acquired under the business combination of Airplan				281,899								281,899
Effect of foreign currency translation Aerostar								35,117				35,117
Initial recognition of Airplan				356,296						223,289		579,585
Effect of foreign currency translation Airplan								7,458		4,922		12,380

				1,447,089		152,785		42,575		228,211		1,870,660
Tax charged or credited in the statement of income:
Airplan				(6,191)						(3,146)		(9,337)
Aerostar				28,678								28,678
Mexico		(10,986)		(283,899)		-				(17,206)		(312,091)

		(10,986)		(261,412)		-				(20,352)		(292,750)

Balances at December 31, 2017	Ps	(44,916)	Ps	2,858,318	Ps	-	Ps	42,575	Ps	177,953	Ps	3,033,930

Effect of foreign currency translation Airplan and Aerostar								20,427		(22,665)		(2,238)

								20,427		(22,665)		(2,238)
Tax charged or credited in the statement of income:
Airplan		(2,468)		178,236				(1,433)		(171,354)		2,981
Aerostar				35,440				(1,561)				33,879
México		10,510		7,755		-				(5,149)		13,116

		8,042		221,431		-		(2,994)		(176,503)		49,976

Balances at December 31, 2018	Ps	(36,874)	Ps	3,079,749	Ps	-	Ps	60,008	Ps	(21,215)	Ps	3,081,668

Disclosure of detailed information about tax credits [text block]	At December 31, 2018 and 2017, the tax credits are as follows:
	December 31,
	2017		2018

Income tax	Ps	74,885	Ps	345,730
Asset tax		8,006

	Ps	82,891	Ps	345,730

Disclosure of detailed information on unused tax losses explanatory [text block]
Aerostar had cumulative tax loss carry forwards whose right to be amortized against future taxable income expires as shown below:

					Year of
Year of loss	Amount				expiration

2012	USD	7,085	Ps.	139,220	2022
2013		37,256		732,080	2023
2014		25,545		501,959	2024
2015		28,520		560,418	2025
2016		27,745		545,189	2026
2017		22,248		437,173	2027
2018		17,482		343,521	2028

Total	USD	165,881	Ps.	3,259,560

Accounting Disconnect Inflation [text block]
Following are the principal temporary differences with respect to deferred tax:

	Period ended on
	December 31,

	2017		2018
Deferred income tax asset:

Deferred income tax asset::
Temporary liabilities	Ps	48,439	Ps	53,121
Fair value of long-term debt		208,394		213,617
Allowance for doubtful accounts		44,916		36,874

		301,749		303,612

Deferred income tax payable:
Fixed and intangible assets		(2,900,893)		(3,139,757)
Temporary assets		(433,411)		(244,502)
Amortization of expenses		(1,375)		(1,021)

		(3,335,679)		(3,385,280)

Deferred income tax liability, net	Ps	(3,033,930)	Ps	(3,081,668)